THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 81.0%	Shares	Value

AUSTRALIA — 4.0%

Newcrest Mining, Ltd.	4,396,279	$85,462,053

BRAZIL — 1.2%

Centrais Eletricas Brasileiras SA	3,274,011	24,905,931

BURKINA FASO — 0.3%

IAMGOLD *	2,103,583	5,763,817

CANADA — 26.2%

Artemis Gold *†	2,844,410	14,249,409

Bear Creek Mining Corp. * (A)	3,438,692	4,244,618

Cameco Corp.	4,183,043	74,458,165

Cenovus Energy, Inc.	3,342,734	27,891,841

Centerra Gold, Inc. (A)	8,285,900	66,613,961

Crescent Point Energy Corp.	1,888,449	6,902,314

Denison Mines Corp. *	5,131,308	5,552,473

Dundee Corp., Cl A * (A)	2,419,423	3,316,138

Equinox Gold *	2,294,025	15,960,353

Fission Uranium Corp. * (A)	15,608,000	6,755,627

Gabriel Resources, Ltd. * (A)	60,679,056	13,131,889

Gabriel Resources, Ltd. *(B)	3,471,971	751,389

International Tower Hill Mines, Ltd. * (A)	5,411,583	5,465,699

Ivanhoe Mines, Ltd., Cl A *	3,789,785	28,128,734

MEG Energy Corp. *	4,604,102	29,375,322

New Gold, Inc. *	3,589,222	5,886,324

NexGen Energy, Ltd. * (A)	10,542,974	44,534,685

Northern Dynasty Minerals, Ltd. (CAD) * (A)	2,873,848	1,243,891

Northern Dynasty Minerals, Ltd. (USD) * (A)	11,239,386	4,859,910

Novagold Resources, Inc. *	1,520,150	11,887,573

Pan American Silver Corp.	648,875	18,219,054

Seabridge Gold, Inc. (CAD) * (A)	1,531,284	27,726,600

Seabridge Gold, Inc. (USD) * (A)	835,032	15,122,430

Sprott, Inc. (A)	499,958	18,425,833

Turquoise Hill Resources, Ltd. * (A)	4,661,916	77,853,997

Western Copper & Gold *	1,335,363	2,568,829

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued	Shares	Value

CANADA — continued

Wheaton Precious Metals Corp.	579,998	$26,766,908

		557,893,966

CHINA — 1.7%

China Mobile, Ltd.	3,218,500	19,817,559

China Shenhua Energy Co., Ltd., Cl H	4,244,000	8,028,001

Guangshen Railway Co., Ltd., Cl H (A)	42,448,679	7,319,539

Hi Sun Technology China *	984,000	164,609

		35,329,708

FRANCE — 2.2%

Carrefour	465,495	8,647,376

Electricite de France SA	3,178,539	38,704,733

		47,352,109

GREECE — 0.2%

Tsakos Energy Navigation, Ltd. (A)	428,350	3,405,383

HONG KONG — 0.3%

CK Hutchison Holdings	470,500	3,438,925

Luks Group Vietnam Holdings Co., Ltd. (A)	9,255,000	1,810,234

		5,249,159

JAPAN — 7.4%

Fukuda Corp.	78,700	3,551,023

Icom	69,500	1,515,373

Inpex Corp.	2,573,500	18,180,233

Japan Petroleum Exploration Co., Ltd.	329,800	5,462,346

Japan Steel Works, Ltd.	264,363	6,448,525

Kamigumi Co., Ltd.	468,950	9,840,234

Kato Sangyo	85,100	2,579,258

KYORIN Holdings	559,600	9,033,787

Mitsubishi Corp.	1,334,500	37,247,518

Mitsui & Co., Ltd.	1,296,500	29,539,235

Organo Corp.	162,900	9,310,269

Suzuken Co., Ltd.	536,700	15,410,464

Tachi-S Co., Ltd., Cl S	152,100	2,017,278

Toho Holdings	57,200	955,202

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued	Shares	Value

JAPAN — continued

West Japan Railway Co.	124,800	$6,731,157

		157,821,902

KAZAKHSTAN — 1.9%

Halyk Savings Bank of Kazakhstan JSC GDR	287,838	4,294,543

NAC Kazatomprom JSC GDR (B)	1,110,803	27,658,995

NAC Kazatomprom JSC GDR	371,681	9,254,857

		41,208,395

LEBANON — 0.0%

Solidere ADR *(C)(D)	174,732	769,782

MALAYSIA — 0.1%

Oriental Holdings	1,951,600	2,349,319

NORWAY — 0.7%

Stolt-Nielsen, Ltd. (E)	1,056,853	14,426,721

RUSSIA — 14.2%

Etalon Group GDR (A)(E)	8,806,246	14,459,856

Federal Grid Unified Energy System PJSC	17,511,927,373	48,127,798

Gazprom PJSC	15,697,448	61,112,608

Gazprom PJSC ADR	2,411,391	18,770,268

Lenta PLC GDR *(E)	4,693,768	14,949,651

LSR Group PJSC, Cl A	1,523,586	15,872,477

Moscow Exchange MICEX-RTS PJSC	1,970,115	4,663,228

Polyus PJSC GDR	428,247	41,240,186

RusHydro PJSC	4,560,487,688	50,266,293

RusHydro PJSC ADR	459,437	493,435

Sberbank of Russia PJSC	5,733,595	24,011,040

VTB Bank PJSC	13,971,270,000	9,302,242

		303,269,082

SINGAPORE — 3.0%

First Resources, Ltd.	20,695,300	20,772,433

Golden Agri-Resources, Ltd. (A)	231,860,800	39,357,898

Yoma Strategic Holdings	34,505,100	3,488,836

		63,619,167

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued	Shares	Value

SOUTH AFRICA — 1.2%

Gold Fields, Ltd.	1,802,074	$17,630,529

Harmony Gold Mining ADR	1,266,419	5,192,318

Impala Platinum Holdings, Ltd.	182,378	3,286,383

		26,109,230

SOUTH KOREA — 7.6%

DL E&C *	40,620	5,173,510

GS Holdings	129,241	4,808,967

Hankook Tire Worldwide Co., Ltd.	581,645	9,076,747

Korea Electric Power Corp.	511,590	11,074,628

Korea Electric Power Corp. ADR	230,374	2,481,128

Korean Reinsurance	718,002	5,948,758

KT Corp.	2,131,718	62,640,355

KT Corp. ADR	742,473	10,684,187

LG Corp.	75,451	6,179,078

LG Uplus	3,245,257	41,050,632

LX Holdings *	36,588	332,401

Pyeong Hwa Automotive	297,194	2,816,270

		162,266,661

SRI LANKA — 0.3%

Hemas Holdings PLC (A)	16,019,905	6,335,692

THAILAND — 0.2%

Kasikornbank PLC	1,338,500	4,194,584

TURKEY — 0.7%

Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	20,826,230	4,498,426

Turkiye Halk Bankasi AS	19,576,264	10,664,022

		15,162,448

UKRAINE — 2.3%

Astarta Holding NV (A)(E)	659,000	8,176,561

Kernel Holding SA (A)	1,596,641	22,089,803

MHP SE (LSE Shares) GDR (A)(E)	3,342,148	18,114,442

MHP SE (USD Shares) GDR (A)(B)(E)	44,627	241,878

		48,622,684

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued	Shares	Value

UNITED KINGDOM — 1.6%

Fresnillo PLC	1,731,633	$19,693,949

Yellow Cake PLC * (A)(B)	3,856,532	15,063,322

		34,757,271

UNITED STATES — 3.7%

Range Resources Corp. *	2,296,316	34,972,893

Royal Gold, Inc.	79,772	9,693,893

Southwestern Energy Co. *	7,015,968	33,045,209

		77,711,995

TOTAL COMMON STOCK

(Cost $1,380,724,914)		1,724,167,059

UNIT TRUST FUND — 1.3%	Shares	Value

CANADA — 1.3%

Sprott Physical Uranium Trust	3,059,105	28,320,505

TOTAL UNIT TRUST FUND

(Cost $21,918,205)		28,320,505

PREFERRED STOCK — 1.1%

GERMANY — 0.2%

Draegerwerk & KGaA 0.900%	36,160	3,324,357

SOUTH KOREA — 0.9%

Hyundai Motor Co. 4.170%	217,375	19,653,988

TOTAL PREFERRED STOCK

(Cost $15,701,522)		22,978,345

RIGHTS — 0.1%	Number of Rights

CANADA — 0.1%

Pan American Silver Corp., Expires 02/22/29#(C)(D)(E)	2,532,384	2,101,879

TOTAL RIGHTS

(Cost $–)		2,101,879

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2021 (Unaudited)

CONVERTIBLE BONDS — 0.0%	Face Amount	Value

INDIA — 0.0%

REI Agro, Ltd., CV to 1,007 Shares 5.500%, 11/13/14 (B)(C)(D)(E)(F)	$723,000	$—

TOTAL CONVERTIBLE BOND

(Cost $723,000)		—

SHORT TERM INVESTMENT — 0.3%	Shares

Dreyfus Treasury Securities Cash Management Fund, 1.240%(G)	6,152,260	6,152,260

TOTAL SHORT TERM INVESTMENT

(Cost $6,152,260)		6,152,260

PURCHASED OPTION — 0.2%		Value

UNITED STATES — 0.2% *(H)

TOTAL PURCHASED OPTIONS

(Cost $10,763,172)		4,100,670

TOTAL INVESTMENTS— 84.0%

(Cost $1,435,983,073)		1,787,640,718

Other Assets and Liabilities, Net — 16.0%		341,430,033

NET ASSETS — 100.0%		$2,129,070,751

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.2%

Put Options
August 21 Puts on SPX*	1,449	$636,873,174	$4,300.00	08/20/21	$4,100,670

TOTAL PURCHASED OPTION

(Cost $10,763,172)		$636,873,174			$4,100,670

*	Non-income producing security.
†	Restricted Equity.
#	Rate unavailable.
(A)	Affiliated investment.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2021 was $43,715,584 and represents 2.1% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2021 (Unaudited)

(C)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of July 31, 2021 was $2,871,661 and represented 0.1% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Securities considered illiquid. The total value of such securities as of July 31, 2021 was $72,470,988 and represented 3.4% of Net Assets.
(F)	Security in default on interest payments.
(G)	The rate reported is the 7-day effective yield as of July 31, 2021.
(H)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

CV — Convertible

GDR — Global Depositary Receipt

JSC — Joint Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

USD — United States Dollar

The list of inputs used to value the Fund’s investments as of July 31, 2021 is as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total

Common Stock

Australia	$85,462,053	$—	$—	$85,462,053

Brazil	24,905,931	—	—	24,905,931

Burkina Faso	5,763,817	—	—	5,763,817

Canada	557,142,577	751,389	—	557,893,966

China	35,329,708	—	—	35,329,708

France	47,352,109	—	—	47,352,109

Greece	3,405,383	—	—	3,405,383

Hong Kong	5,249,159	—	—	5,249,159

Japan	157,821,902	—	—	157,821,902

Kazakhstan	41,208,395	—	—	41,208,395

Lebanon	—	—	769,782	769,782

Malaysia	2,349,319	—	—	2,349,319

Norway	14,426,721	—	—	14,426,721

Russia	303,269,082	—	—	303,269,082

Singapore	63,619,167	—	—	63,619,167

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2021 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3†	Total

South Africa	$26,109,230	$—	$—	$26,109,230

South Korea	162,266,661	—	—	162,266,661

Sri Lanka	6,335,692	—	—	6,335,692

Thailand	4,194,584	—	—	4,194,584

Turkey	15,162,448	—	—	15,162,448

Ukraine	48,622,684	—	—	48,622,684

United Kingdom	34,757,271	—	—	34,757,271

United States	77,711,995	—	—	77,711,995

Total Common Stock	1,722,465,888	751,389	769,782	1,723,987,059

Unit Trust Fund

Canada	28,320,505	—	—	28,320,505

Preferred Stock

Germany	3,324,357	—	—	3,324,357

South Korea	19,653,988	—	—	19,653,988

Total Preferred Stock	22,978,345	—	—	22,978,345

Rights

Canada	—	—	2,101,879	2,101,879

Convertible Bond

India	—	—	—	—

Short Term Investment	6,152,260	—	—	6,152,260

Purchased Option

United States	4,100,670	—	—	4,100,670

Total Investments in Securities	$1,784,017,668	$751,389	$2,871,661	$1,787,640,718

†A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2021, there were transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2020 through July 31, 2021. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JULY 31, 2021 (Unaudited)

Value as of 10/31/2020	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2021	Dividend/ Interest Income
Astarta Holding NV
$ 3,019,537	$43,395	$–	$–	$5,113,629	$8,176,561	$401,056
Bear Creek Mining Corp.
6,404,652	1,533,060	–	–	(3,693,094)	4,244,618	–
Centerra Gold, Inc.
24,918,922	45,097,944	–	–	(3,402,905)	66,613,961	646,530
Dundee Corp., Cl A
2,578,684	–	–	–	737,454	3,316,138	–
Etalon Group GDR
9,908,881	4,311,065	184,038	(184,039)	239,911	14,459,856	998,674
Fission Uranium Corp.
2,954,025	155,623	–	–	3,645,979	6,755,627	–
Gabriel Resources, Ltd.
1,141,284	12,524,193	–	–	(533,588)	13,131,889	–
Golden Agri-Resources, Ltd.
25,605,670	45,989	(2,427,658)	(2,513,216)	18,647,113	39,357,898	834,908
Guangshen Railway Co., Ltd., Cl H
7,074,949	–	–	–	244,590	7,319,539	–
Hemas Holdings PLC
5,937,521	–	–	–	398,171	6,335,692	151,046
International Tower Hill Mines, Ltd.
4,603,874	2,703,053	–	–	(1,841,228)	5,465,699	–
Kernel Holding SA
12,606,122	4,174,616	–	–	5,309,065	22,089,803	–
Luks Group Vietnam Holdings Co., Ltd.
1,469,111	–	–	–	341,123	1,810,234	35,764
MHP SE (LSE Shares) GDR
13,787,263	4,979,780	–	–	(652,601)	18,114,442	803,118
MHP SE (USD Shares) GDR
245,786	–	–	–	(3,908)	241,878	10,724
NexGen Energy, Ltd.
17,324,708	7,264,491	(5,703,475)	1,453,380	24,195,581	44,534,685	–
Northern Dynasty Minerals, Ltd. (CAD)
2,566,899	–	–	–	(1,323,008)	1,243,891	–
Northern Dynasty Minerals, Ltd. (USD)
9,692,206	236,058	–	–	(5,068,354)	4,859,910	–
Seabridge Gold, Inc. (CAD)
29,515,404	–	–	–	(1,788,804)	27,726,600	–
Seabridge Gold, Inc. (USD)
2,646,844	12,239,592	–	–	235,994	15,122,430	–
Sprott Physical Uranium Trust
—	21,918,205	–	–	6,402,300	28,320,505	–
Sprott, Inc.
10,628,814	6,860,919	(4,086,663)	1,469,871	3,552,892	18,425,833	384,494
Tsakos Energy Navigation, Ltd.
3,328,283	–	–	(9)	77,109	3,405,383	96,379

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2021 (Unaudited)

Value as of 10/31/2020	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2021	Dividend/ Interest Income
Turquoise Hill Resources, Ltd.
$ 24,101,824	$32,589,062	$(12,512,750)	$(8,071,643)	$41,747,504	$77,853,997	$–
Yellow Cake PLC
7,376,866	3,085,807	(71,403)	15,922	4,656,130	15,063,322	–

Totals:
$ 229,438,129	$159,762,852	$(24,617,911)	$(7,829,734)	$97,237,055	$453,990,391	$4,362,693

Amounts designated as “—” are either $0 or have been rounded to $0.

KGI-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 73.8%	Shares	Value

AUSTRALIA — 4.3%

Newcrest Mining, Ltd.	1,051,250	$20,435,915

BRAZIL — 0.5%

Centrais Eletricas Brasileiras SA	317,360	2,414,209

CANADA — 20.3%

Cameco Corp.	911,986	16,233,351

Cenovus Energy, Inc.	1,001,613	8,357,480

Centerra Gold, Inc. (A)	581,435	4,674,409

Crescent Point Energy Corp.	740,283	2,705,747

Equinox Gold *	511,031	3,555,426

Ivanhoe Mines, Ltd., Cl A *	1,167,690	8,666,888

MEG Energy Corp. *	1,062,795	6,780,898

New Gold, Inc. *	1,043,994	1,712,150

Novagold Resources, Inc. *	975,058	7,624,953

Pan American Silver Corp.	160,508	4,506,729

Tourmaline Oil Corp.	44,953	1,227,236

Turquoise Hill Resources, Ltd. * (A)	997,943	16,665,648

Wheaton Precious Metals Corp.	310,641	14,336,082

		97,046,997

CHINA — 6.2%

China Mobile, Ltd.	1,081,500	6,659,217

China Shenhua Energy Co., Ltd., Cl H	1,205,000	2,279,392

China Telecom Corp, Ltd., Cl H	41,840,000	17,013,492

Guangshen Railway Co., Ltd., Cl H (A)	8,914,000	1,537,065

PAX Global Technology, Ltd.	1,959,000	2,117,525

		29,606,691

FRANCE — 0.9%

Carrefour	106,267	1,974,094

Electricite de France SA	165,293	2,012,755

		3,986,849

HONG KONG — 0.7%

CK Hutchison Holdings	14,500	105,982

K Wah International Holdings, Ltd.	4,783,000	2,160,340

1

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued	Shares	Value

HONG KONG — continued

SJM Holdings, Ltd.	1,046,000	$942,203

		3,208,525

JAPAN — 5.2%

Inpex Corp.	610,100	4,309,990

Kamigumi Co., Ltd.	160,600	3,369,958

Mitsubishi Corp.	113,000	3,153,967

Mitsui & Co., Ltd.	150,300	3,424,410

Suzuken Co., Ltd.	155,200	4,456,315

TS Tech	221,300	3,267,909

West Japan Railway Co.	52,700	2,842,404

		24,824,953

KAZAKHSTAN — 2.9%

Halyk Savings Bank of Kazakhstan JSC GDR	59,659	890,112

NAC Kazatomprom JSC GDR	188,604	4,696,240

NAC Kazatomprom JSC GDR (B)	335,296	8,348,870

		13,935,222

NETHERLANDS — 0.3%

AerCap Holdings *	22,732	1,204,796

RUSSIA — 17.1%

Federal Grid Unified Energy System PJSC	1,075,735,233	2,956,429

Gazprom Neft PJSC	1,555,350	9,044,766

Gazprom PJSC	4,963,460	19,323,522

Lenta PLC GDR *(C)	1,020,940	3,251,694

LSR Group PJSC, Cl A	310,416	3,233,865

Magnit PJSC	28,521	2,087,689

Moscow Exchange MICEX-RTS PJSC	1,020,899	2,416,450

PhosAgro PJSC	33,416	2,102,898

Polyus PJSC GDR	147,820	14,235,066

RusHydro PJSC	607,242,397	6,693,105

Sberbank of Russia PJSC	2,315,884	9,698,415

VEON ADR	2,721,110	4,761,943

VTB Bank PJSC	2,893,120,000	1,926,275

		81,732,117

2

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued	Shares	Value

SINGAPORE — 2.3%

Golden Agri-Resources, Ltd. (A)	64,139,400	$10,887,532

SOUTH AFRICA — 2.0%

Gold Fields, Ltd.	371,796	3,637,453

Harmony Gold Mining ADR	543,704	2,229,187

Impala Platinum Holdings, Ltd.	207,728	3,743,180

		9,609,820

SOUTH KOREA — 7.9%

DL E&C *	27,385	3,487,852

GS Holdings	26,444	983,963

Hyundai Mobis, Co., Ltd.	8,486	1,966,111

Korea Electric Power Corp.	110,717	2,396,743

Korea Electric Power Corp. ADR	321,870	3,466,540

KT Corp.	184,879	5,432,654

KT Corp. ADR	617,885	8,891,365

LG Corp.	25,127	2,057,782

LG Uplus	717,118	9,071,129

LX Holdings *	9,426	85,635

		37,839,774

UKRAINE — 0.7%

MHP SA GDR (A)(C)	609,384	3,302,861

UNITED KINGDOM — 1.2%

Fresnillo PLC	503,169	5,722,567

UNITED STATES — 1.3%

Royal Gold, Inc.	52,303	6,355,861

TOTAL COMMON STOCK (Cost $285,472,551)		352,114,689

PREFERRED STOCK — 0.6%

SOUTH KOREA — 0.6%

Hyundai Motor Co. 4.170%	33,050	2,988,220

TOTAL PREFERRED STOCK (Cost $2,278,055)		2,988,220

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THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2021 (Unaudited)

SHORT TERM INVESTMENT — 1.3%	Shares	Value

Dreyfus Treasury Securities Cash Management Fund, 1.240%(D)	6,000,000	6,000,000

TOTAL SHORT TERM INVESTMENT
(Cost $6,000,000)		$6,000,000

TOTAL INVESTMENTS— 75.7%
(Cost $293,750,606)		361,102,909

Other Assets and Liabilities, Net — 24.3%		116,154,298

NET ASSETS — 100.0%		$477,257,207

*	Non-income producing security.
(A)	Affiliated investment.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2021 was $8,348,870 and represents 1.7% of Net Assets.

(C)	Securities considered illiquid. The total value of such securities as of July 31, 2021 was $6,554,555 and represented 1.4% of Net Assets.
(D)	The rate reported is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

As of July 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There were no transfers in or out of Level 3 for the period ended July 31, 2021.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

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THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JULY 31, 2021 (Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2020 through July 31, 2021. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2020	Purchases at Cost	Proceeds from Sale	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2021	Dividend/ Interest Income
Centerra Gold, Inc.
$—	$5,078,235	$–	$–	$(403,826)	$4,674,409	$19,945
Golden Agri-Resources, Ltd.
736,248	8,070,043	–	–	2,081,241	10,887,532	153,044
Guangshen Railway Co., Ltd., Cl H
—	1,676,471	–	–	(139,406)	1,537,065	–
MHP SA GDR
3,270,264	82,687	–	–	(50,090)	3,302,861	144,039
Turquoise Hill Resources, Ltd.
6,092,848	7,107,789	(3,602,421)	(666,595)	7,734,027	16,665,648	–

Totals:
$ 10,099,360	$22,015,225	$(3,602,421)	$(666,595)	$9,221,946	$37,067,515	$317,028

Amounts designated as “—” are either $0 or have been rounded to $0.

KGI-QH-002-1300

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